REVENUE - SECURITIZE, INC. AND SUBSIDIARIES - Revenue by Product (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 19,478,466	$ 14,034,019	$ 62,152,140	$ 18,636,170
Tokenization
Disaggregation of Revenue [Line Items]
Revenue	11,135,205	11,261,663	37,411,171	10,103,109
Asset Servicing
Disaggregation of Revenue [Line Items]
Revenue	$ 8,343,261	$ 2,772,356	$ 24,740,969	$ 8,533,061